Share-Based Compensation - Summary of Valuation Assumptions Used in Calculation of Fair Value of Share Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Multiple	Dec. 31, 2012 Multiple	Dec. 31, 2011 Multiple
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple	2.2	2.2	2.2
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.00%	60.00%	63.00%
Risk-free interest rate	1.72%	2.02%	2.74%
Estimated fair value of underlying ordinary shares (per share)	$ 1.65	$ 0.64	$ 0.48
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	60.00%	63.00%	64.00%
Risk-free interest rate	2.97%	2.77%	4.19%
Estimated fair value of underlying ordinary shares (per share)	$ 1.87	$ 0.84	$ 0.59